Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2011 to December 31, 2013:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1,	4,757	5,449	5,073
Freight tax expense (recovery)	594	(692)	376

Balance at December 31,	5,351	4,757	5,449